AB Active ETFs, Inc.

AB Core Plus Bond ETF

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 40.5%
United States – 40.5%
U.S. Treasury Bonds 1.875%, 11/15/2051	$948	$551,321
2.00%, 11/15/2041	347	244,201
2.375%, 05/15/2051	176	116,270
2.75%, 11/15/2047	39	28,647
2.875%, 05/15/2043	1,927	1,522,932
2.875%, 05/15/2049	1,046	776,982
2.875%, 05/15/2052	2,033	1,492,031
3.00%, 11/15/2044	213	168,736
3.125%, 05/15/2048	7,488	5,868,720
3.375%, 11/15/2048	110	89,891
3.625%, 05/15/2053	58	49,409
4.50%, 11/15/2054	168	167,370
4.625%, 05/15/2054	581	589,533
U.S. Treasury Notes 1.25%, 04/30/2028	2,863	2,631,276
1.25%, 05/31/2028	640	586,800
1.25%, 09/30/2028	361	328,059
1.375%, 12/31/2028	7,433	6,739,640
1.50%, 11/30/2028	1,007	919,674
2.625%, 02/15/2029	1,180	1,120,078
2.75%, 02/15/2028	81	78,216
2.75%, 08/15/2032	1,878	1,710,154
2.875%, 05/15/2028	830	801,988
2.875%, 04/30/2029	148	141,502
3.125%, 08/31/2027	43	42,113
3.125%, 08/31/2029	1,949	1,876,522
3.25%, 06/30/2029	320	310,100
3.875%, 11/30/2029	4,396	4,365,091
3.875%, 08/15/2034	79	76,852
4.00%, 02/15/2026	1,345	1,342,898
4.125%, 10/31/2026	419	419,589
4.125%, 01/31/2027	5,166	5,176,493
4.125%, 08/31/2030	1,036	1,038,428
4.25%, 01/31/2026	1,701	1,701,797
4.25%, 11/30/2026	2,121	2,128,954
4.25%, 12/31/2026	6,170	6,195,066
4.25%, 11/15/2034	5,570	5,577,833
4.375%, 05/15/2034	187	189,191
4.625%, 05/31/2031	6,055	6,225,297
4.875%, 10/31/2028	1,214	1,248,903

Total Governments - Treasuries (cost $63,882,790)		64,638,557

CORPORATES - INVESTMENT GRADE – 33.1%
Financial Institutions – 16.5%
Banking – 11.0%
American Express Co. 4.989%, 05/26/2033	124	123,260
5.098%, 02/16/2028	298	301,198
5.284%, 07/26/2035	25	25,186
5.645%, 04/23/2027	100	101,212

	Principal Amount (000)	U.S. $ Value

Bank of America Corp. 1.734%, 07/22/2027	$134	$128,880
2.687%, 04/22/2032	315	277,181
2.972%, 02/04/2033	355	311,402
3.419%, 12/20/2028	55	53,120
3.559%, 04/23/2027	125	123,525
3.705%, 04/24/2028	129	126,435
5.425%, 08/15/2035	299	294,769
5.511%, 01/24/2036	26	26,569
5.518%, 10/25/2035	301	297,605
5.744%, 02/12/2036	20	20,105
5.933%, 09/15/2027	35	35,681
6.11%, 01/29/2037	100	104,823
Series N 1.658%, 03/11/2027	129	125,182
Bank of Montreal 5.203%, 02/01/2028	61	62,068
Series F2F 4.567%, 09/10/2027	126	126,008
Bank of New York Mellon Corp. (The) 5.188%, 03/14/2035	216	217,935
6.474%, 10/25/2034	272	299,102
Series J 4.967%, 04/26/2034	301	299,983
Bank of Nova Scotia (The) 4.932%, 02/14/2029	20	20,133
5.13%, 02/14/2031	20	20,174
Canadian Imperial Bank of Commerce 4.508%, 09/11/2027	25	24,973
5.245%, 01/13/2031	25	25,368
Capital One Financial Corp. 2.359%, 07/29/2032	152	126,107
5.268%, 05/10/2033	112	111,517
5.468%, 02/01/2029	299	304,286
6.377%, 06/08/2034	292	309,824
Citigroup, Inc. 1.462%, 06/09/2027	132	126,791
2.976%, 11/05/2030	39	35,802
3.52%, 10/27/2028	118	114,449
3.887%, 01/10/2028	121	119,391
4.542%, 09/19/2030	310	305,378
4.658%, 05/24/2028	52	51,975
4.786%, 03/04/2029	60	60,178
5.316%, 03/26/2041	90	88,398
5.827%, 02/13/2035	317	318,097
6.02%, 01/24/2036	26	26,441
6.174%, 05/25/2034	305	314,232
6.27%, 11/17/2033	29	30,923
Series VAR 3.07%, 02/24/2028	30	29,089
Citizens Financial Group, Inc. 5.253%, 03/05/2031	36	36,310
5.841%, 01/23/2030	118	121,254
Comerica, Inc. 5.982%, 01/30/2030	299	304,699
Discover Financial Services 7.964%, 11/02/2034	257	297,899
Goldman Sachs Bank USA/New York NY 5.283%, 03/18/2027	16	16,110
5.414%, 05/21/2027	24	24,260

	Principal Amount (000)	U.S. $ Value

Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027	$87	$84,258
1.542%, 09/10/2027	14	13,358
1.948%, 10/21/2027	60	57,472
2.615%, 04/22/2032	354	309,173
2.65%, 10/21/2032	257	222,230
3.615%, 03/15/2028	129	126,355
4.017%, 10/31/2038	364	316,156
5.049%, 07/23/2030	24	24,160
5.207%, 01/28/2031	95	96,176
5.33%, 07/23/2035	24	24,012
5.536%, 01/28/2036	26	26,463
6.75%, 10/01/2037	272	297,810
HSBC Holdings PLC 6.50%, 09/15/2037	182	191,580
6.80%, 06/01/2038	292	313,701
Huntington Bancshares, Inc./OH 5.709%, 02/02/2035	298	303,796
JPMorgan Chase & Co. 1.47%, 09/22/2027	56	53,425
2.963%, 01/25/2033	353	311,840
3.109%, 04/22/2041	259	197,640
3.782%, 02/01/2028	129	127,083
3.964%, 11/15/2048	20	16,112
4.032%, 07/24/2048	375	306,431
4.323%, 04/26/2028	53	52,649
4.95%, 06/01/2045	31	28,785
5.04%, 01/23/2028	46	46,354
5.14%, 01/24/2031	26	26,380
5.502%, 01/24/2036	26	26,697
5.571%, 04/22/2028	22	22,411
5.581%, 04/22/2030	68	70,010
5.625%, 08/16/2043	291	295,228
5.717%, 09/14/2033	287	296,368
5.766%, 04/22/2035	20	20,873
Morgan Stanley 1.593%, 05/04/2027	128	123,592
2.475%, 01/21/2028	48	46,147
5.042%, 07/19/2030	25	25,194
5.23%, 01/15/2031	26	26,407
5.25%, 04/21/2034	185	185,886
5.297%, 04/20/2037	86	84,951
5.32%, 07/19/2035	302	303,592
5.449%, 07/20/2029	84	85,938
5.587%, 01/18/2036	26	26,657
5.652%, 04/13/2028	76	77,523
5.656%, 04/18/2030	14	14,409
5.831%, 04/19/2035	24	24,963
Series G 1.512%, 07/20/2027	130	124,570
2.239%, 07/21/2032	365	310,148
5.597%, 03/24/2051	295	298,059
PNC Financial Services Group, Inc. (The) 4.626%, 06/06/2033	314	300,303
5.102%, 07/23/2027	15	15,108
5.222%, 01/29/2031	24	24,404
5.30%, 01/21/2028	125	126,647
5.575%, 01/29/2036	24	24,575
5.939%, 08/18/2034	98	102,879
6.615%, 10/20/2027	122	125,869

	Principal Amount (000)	U.S. $ Value

Royal Bank of Canada Series G 4.965%, 01/24/2029	$26	$26,253
5.153%, 02/04/2031	26	26,360
Santander Holdings USA, Inc. 6.174%, 01/09/2030	260	269,058
6.499%, 03/09/2029	219	227,548
State Street Corp. 4.536%, 02/28/2028	60	60,196
4.729%, 02/28/2030	60	60,241
4.821%, 01/26/2034	308	303,805
Synchrony Financial 5.935%, 08/02/2030	10	10,205
Truist Financial Corp. 4.916%, 07/28/2033	315	303,106
6.047%, 06/08/2027	103	104,783
US Bancorp 4.839%, 02/01/2034	311	303,017
4.967%, 07/22/2033	311	303,555
5.046%, 02/12/2031	20	20,145
5.10%, 07/23/2030	25	25,264
5.424%, 02/12/2036	20	20,244
6.787%, 10/26/2027	121	125,064
Wells Fargo & Co. 3.00%, 10/23/2026	45	43,929
3.196%, 06/17/2027	131	128,706
3.35%, 03/02/2033	342	306,685
3.526%, 03/24/2028	69	67,461
3.584%, 05/22/2028	5	4,880
4.10%, 06/03/2026	88	87,439
4.75%, 12/07/2046	73	63,529
4.808%, 07/25/2028	51	51,108
5.244%, 01/24/2031	131	132,966
5.375%, 11/02/2043	54	51,929
5.557%, 07/25/2034	55	56,062
5.574%, 07/25/2029	298	305,289
5.707%, 04/22/2028	76	77,502
Series G 4.90%, 11/17/2045	337	301,298

		17,495,721

Brokerage – 1.2%
Apollo Global Management, Inc. 5.80%, 05/21/2054	312	315,978
Blue Owl Finance LLC 6.25%, 04/18/2034	300	312,723
CI Financial Corp. 3.20%, 12/17/2030	347	302,119
7.50%, 05/30/2029(a)	297	312,890
LPL Holdings, Inc. 5.20%, 03/15/2030	60	60,187
5.65%, 03/15/2035	60	60,263
Raymond James Financial, Inc. 3.75%, 04/01/2051	426	315,768
4.95%, 07/15/2046	346	317,254

		1,997,182

	Principal Amount (000)	U.S. $ Value

Finance – 1.3%
Ares Capital Corp. 5.80%, 03/08/2032	$25	$25,071
Blackstone Private Credit Fund 6.00%, 01/29/2032	24	23,963
6.00%, 11/22/2034(a)	304	299,294
Blackstone Secured Lending Fund 5.30%, 06/30/2030	63	62,412
Blue Owl Credit Income Corp. 5.80%, 03/15/2030(a)	25	24,936
6.60%, 09/15/2029(a)	172	176,510
6.65%, 03/15/2031	122	126,266
Brookfield Finance, Inc. 5.813%, 03/03/2055	63	63,605
FS KKR Capital Corp. 6.125%, 01/15/2030	25	25,197
6.875%, 08/15/2029	24	24,977
Golub Capital Private Credit Fund 5.875%, 05/01/2030(a)	56	56,024
HA Sustainable Infrastructure Capital, Inc. 6.375%, 07/01/2034(a)	257	257,321
KKR Group Finance Co. III LLC 5.125%, 06/01/2044(a)	340	317,346
KKR Group Finance Co. X LLC 3.25%, 12/15/2051(a)	477	320,124
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030	59	59,293
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/2033(a)	39	33,760
Sixth Street Lending Partners 5.75%, 01/15/2030	25	24,927
6.125%, 07/15/2030(a)	25	25,367
Sixth Street Specialty Lending, Inc. 5.625%, 08/15/2030	59	59,032

		2,005,425

Insurance – 2.3%
Athene Global Funding 5.583%, 01/09/2029(a)	295	301,702
Athene Holding Ltd. 6.25%, 04/01/2054	77	79,343
Cigna Group (The) 4.80%, 07/15/2046	347	304,576
4.90%, 12/15/2048	85	75,051
5.60%, 02/15/2054	308	297,774
Corebridge Global Funding 4.90%, 01/07/2028(a)	25	25,227
Global Atlantic Fin Co. 6.75%, 03/15/2054(a)	288	303,610
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)	199	135,022
New York Life Global Funding 5.35%, 01/23/2035(a)	25	25,678

	Principal Amount (000)	U.S. $ Value

New York Life Insurance Co. 3.75%, 05/15/2050(a)	$405	$305,730
4.45%, 05/15/2069(a)	152	121,734
Northwestern Mutual Life Insurance Co. (The) 3.45%, 03/30/2051(a)	432	306,893
6.063%, 03/30/2040(a)	194	204,105
Principal Life Global Funding II 4.80%, 01/09/2028(a)	130	130,907
Prudential Financial, Inc. 4.50%, 09/15/2047	305	296,799
5.70%, 09/15/2048	294	293,365
RGA Global Funding 5.25%, 01/09/2030(a)	25	25,383
5.448%, 05/24/2029(a)	24	24,654
Teachers Insurance & Annuity Association of America 3.30%, 05/15/2050(a)	193	133,774
UnitedHealth Group, Inc. 4.75%, 05/15/2052	152	133,056
5.375%, 04/15/2054	15	14,455
5.50%, 04/15/2064	138	132,655
5.625%, 07/15/2054	24	23,973
5.75%, 07/15/2064	40	39,927

		3,735,393

Other Finance – 0.0%
Sammons Financial Group Global Funding 5.05%, 01/10/2028(a)	25	25,189

REITs – 0.7%
Brixmor Operating Partnership LP 5.20%, 04/01/2032	29	29,137
CBRE Services, Inc. 2.50%, 04/01/2031	364	315,046
5.95%, 08/15/2034	282	295,014
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	356	310,535
WEA Finance LLC 2.875%, 01/15/2027(a)	133	127,922

		1,077,654

		26,336,564

Industrial – 14.2%
Basic – 0.5%
Celanese US Holdings LLC 6.415%, 07/15/2027(b)	121	123,965
CF Industries, Inc. 4.50%, 12/01/2026(a)	127	126,460
4.95%, 06/01/2043	231	207,602
Glencore Funding LLC 5.338%, 04/04/2027(a)	299	303,036

		761,063

	Principal Amount (000)	U.S. $ Value

Capital Goods – 0.8%
Caterpillar Financial Services Corp. 4.50%, 01/07/2027	$25	$25,133
4.80%, 01/08/2030	25	25,374
John Deere Capital Corp. 4.50%, 01/08/2027	25	25,118
4.65%, 01/07/2028	25	25,259
Lockheed Martin Corp. 5.20%, 02/15/2055	310	299,742
5.20%, 02/15/2064	320	303,718
5.70%, 11/15/2054	35	36,285
5.90%, 11/15/2063	115	121,853
RTX Corp. 3.125%, 05/04/2027	131	127,188
3.50%, 03/15/2027	129	126,501
Waste Management, Inc. 5.35%, 10/15/2054	25	24,808
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	129	126,718

		1,267,697

Communications - Media – 1.1%
Comcast Corp. 5.35%, 05/15/2053	320	303,751
5.50%, 05/15/2064	319	304,616
DIRECTV Financing LLC 8.875%, 02/01/2030(a)	309	301,559
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)	70	68,902
Fox Corp. 5.476%, 01/25/2039	126	122,334
Meta Platforms, Inc. 4.65%, 08/15/2062	14	12,236
5.55%, 08/15/2064	84	84,597
5.75%, 05/15/2063	104	107,981
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	176	171,799
5.05%, 03/15/2042	365	302,238

		1,780,013

Communications - Telecommunications – 0.5%
AT&T, Inc. 2.30%, 06/01/2027	135	128,500
Corning, Inc. 4.375%, 11/15/2057	167	135,736
SES GLOBAL Americas Holdings, Inc. 5.30%, 03/25/2044(a)	426	311,577
T-Mobile USA, Inc. 2.625%, 02/15/2029	10	9,254
3.75%, 04/15/2027	130	127,924
5.50%, 01/15/2055	12	11,629
5.80%, 09/15/2062	133	133,138

		857,758

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 1.6%
Ford Motor Co. 3.25%, 02/12/2032	$361	$301,002
4.75%, 01/15/2043	378	293,944
5.291%, 12/08/2046	347	285,661
General Motors Co. 5.00%, 04/01/2035	52	49,069
5.15%, 04/01/2038	129	119,793
5.20%, 04/01/2045	340	296,123
5.40%, 04/01/2048	237	210,247
5.95%, 04/01/2049	312	297,002
General Motors Financial Co., Inc. 5.40%, 04/06/2026	58	58,353
5.625%, 04/04/2032	34	34,098
5.90%, 01/07/2035	25	25,201
Hyundai Capital America 4.30%, 09/24/2027(a)	25	24,748
4.55%, 09/26/2029(a)	17	16,770
5.30%, 03/19/2027(a)	295	298,139
5.30%, 06/24/2029(a)	25	25,385
5.35%, 03/19/2029(a)	9	9,148
5.45%, 06/24/2026(a)	25	25,258
6.10%, 09/21/2028(a)	179	186,284

		2,556,225

Consumer Cyclical - Entertainment – 0.1%
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)	72	72,128
5.50%, 08/31/2026(a)	126	126,170

		198,298

Consumer Cyclical - Other – 0.5%
Marriott International, Inc./MD 4.90%, 04/15/2029	303	305,606
5.35%, 03/15/2035	297	297,413
5.50%, 04/15/2037	20	20,065
Series GG 3.50%, 10/15/2032	30	26,902
Series R 3.125%, 06/15/2026	78	76,603

		726,589

Consumer Cyclical - Restaurants – 0.0%
McDonald’s Corp. 4.60%, 05/15/2030	65	65,039

Consumer Cyclical - Retailers – 0.4%
7-Eleven, Inc. 1.30%, 02/10/2028(a)	144	130,657
Alimentation Couche-Tard, Inc. 3.55%, 07/26/2027(a)	130	126,863
3.80%, 01/25/2050(a)	417	310,778
Home Depot, Inc. (The) 4.50%, 12/06/2048	31	27,232
5.30%, 06/25/2054	25	24,672
Tapestry, Inc. 5.50%, 03/11/2035	12	11,987

		632,189

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 3.5%
Altria Group, Inc. 3.40%, 02/04/2041	$416	$309,234
4.25%, 08/09/2042	247	200,495
5.95%, 02/14/2049	300	300,285
Ascension Health 3.945%, 11/15/2046	365	306,538
BAT Capital Corp. 2.259%, 03/25/2028	55	51,263
Bristol-Myers Squibb Co. 5.65%, 02/22/2064	122	122,440
Cargill, Inc. 4.625%, 02/11/2028(a)	20	20,111
5.125%, 02/11/2035(a)	20	20,155
CommonSpirit Health 4.187%, 10/01/2049	375	304,837
CVS Health Corp. 2.875%, 06/01/2026	68	66,506
Dentsply Sirona, Inc. 3.25%, 06/01/2030	337	302,616
Eli Lilly & Co. 4.55%, 02/12/2028	66	66,519
4.75%, 02/12/2030	200	202,630
5.10%, 02/09/2064	37	35,272
5.20%, 08/14/2064	13	12,571
5.50%, 02/12/2055	66	68,134
HCA, Inc. 5.00%, 03/01/2028	59	59,484
5.25%, 03/01/2030	59	59,695
5.50%, 03/01/2032	59	59,799
5.75%, 03/01/2035	59	60,149
Johnson & Johnson 4.85%, 03/01/2032	59	60,012
5.00%, 03/01/2035	59	60,319
Kaiser Foundation Hospitals Series 2019 3.266%, 11/01/2049	427	309,605
Kraft Heinz Foods Co. 5.20%, 03/15/2032	59	59,815
5.40%, 03/15/2035	59	59,925
PepsiCo, Inc. 4.40%, 02/07/2027	20	20,085
4.45%, 02/07/2028	20	20,095
4.60%, 02/07/2030	20	20,135
5.00%, 02/07/2035	20	20,138
Pfizer Investment Enterprises Pte Ltd. 5.34%, 05/19/2063	130	124,039
Philip Morris International, Inc. 0.875%, 05/01/2026	86	82,588
2.10%, 05/01/2030	144	127,031
2.75%, 02/25/2026	68	66,868
4.375%, 11/15/2041	245	214,218
4.875%, 11/15/2043	156	143,640
5.375%, 02/15/2033	298	304,934

	Principal Amount (000)	U.S. $ Value

Stryker Corp. 4.55%, 02/10/2027	$20	$20,040
4.70%, 02/10/2028	20	20,119
Sysco Corp. 5.10%, 09/23/2030	56	56,779
Tyson Foods, Inc. 3.55%, 06/02/2027	132	128,984
4.00%, 03/01/2026	122	121,317
5.70%, 03/15/2034	294	302,893
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026	76	75,141
5.25%, 06/15/2046	351	295,668
Viatris, Inc. 4.00%, 06/22/2050	440	302,518

		5,645,639

Energy – 0.8%
Chevron USA, Inc. 4.405%, 02/26/2027	60	60,233
4.475%, 02/26/2028	60	60,307
4.687%, 04/15/2030	60	60,469
4.819%, 04/15/2032	60	60,484
ConocoPhillips Co. 5.50%, 01/15/2055	25	24,541
5.65%, 01/15/2065	25	24,425
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	368	308,491
Energy Transfer LP 5.20%, 04/01/2030	59	59,629
5.70%, 04/01/2035	59	60,038
6.20%, 04/01/2055	59	60,267
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	129	127,142
Expand Energy Corp. 4.75%, 02/01/2032	319	302,811
Northern Natural Gas Co. 5.625%, 02/01/2054(a)	7	6,980

		1,215,817

Other Industrial – 0.2%
George Washington University (The) Series 2018 4.126%, 09/15/2048	361	306,077

Services – 0.7%
Global Payments, Inc. 4.15%, 08/15/2049	390	300,347
Mastercard, Inc. 3.65%, 06/01/2049	9	6,995
4.55%, 03/15/2028	59	59,495
4.95%, 03/15/2032	59	59,847
PayPal Holdings, Inc. 3.25%, 06/01/2050	462	320,258
5.05%, 06/01/2052	55	51,625
5.25%, 06/01/2062	341	317,809
5.50%, 06/01/2054	24	23,936

		1,140,312

	Principal Amount (000)	U.S. $ Value

Technology – 2.4%
Apple, Inc. 2.80%, 02/08/2061	$197	$120,676
2.85%, 08/05/2061	214	132,672
3.95%, 08/08/2052	49	40,235
4.10%, 08/08/2062	116	94,425
Broadcom, Inc. 4.15%, 02/15/2028	302	298,729
4.80%, 04/15/2028	25	25,175
5.05%, 07/12/2027	300	303,531
5.05%, 04/15/2030	25	25,364
Cisco Systems, Inc. 4.55%, 02/24/2028	59	59,307
5.50%, 02/24/2055	59	60,519
Fiserv, Inc. 2.65%, 06/01/2030	141	126,775
3.20%, 07/01/2026	131	128,611
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026	129	125,238
4.45%, 09/25/2026	112	111,870
Intel Corp. 3.75%, 03/25/2027	128	125,618
International Business Machines Corp. 4.25%, 05/15/2049	231	191,176
4.65%, 02/10/2028	100	100,288
4.90%, 07/27/2052	352	318,895
5.10%, 02/06/2053	343	319,892
Leidos, Inc. 5.40%, 03/15/2032	56	56,676
Oracle Corp. 4.10%, 03/25/2061	165	120,960
4.80%, 08/03/2028	20	20,183
5.25%, 02/03/2032	9	9,129
5.50%, 08/03/2035	17	17,300
5.55%, 02/06/2053	309	296,093
6.00%, 08/03/2055	20	20,435
6.125%, 08/03/2065	20	20,420
6.90%, 11/09/2052	264	299,360
Salesforce, Inc. 1.50%, 07/15/2028	141	128,720
Texas Instruments, Inc. 5.05%, 05/18/2063	132	123,370

		3,821,642

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	309	307,038
United Airlines 2024-1 Class AA Pass Through Trust Series AA 5.45%, 08/15/2038	290	291,714

		598,752

	Principal Amount (000)	U.S. $ Value

Transportation - Railroads – 0.3%
Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	$376	$309,685
Union Pacific Corp. 5.10%, 02/20/2035	66	66,876
5.60%, 12/01/2054	66	67,628

		444,189

Transportation - Services – 0.4%
Element Fleet Management Corp. 6.271%, 06/26/2026(a)	128	130,381
ERAC USA Finance LLC 5.40%, 05/01/2053(a)	308	304,898
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.70%, 06/15/2026(a)	113	108,824
5.25%, 07/01/2029(a)	9	9,132
5.25%, 02/01/2030(a)	24	24,352
5.35%, 03/30/2029(a)	57	58,053
Ryder System, Inc. 5.00%, 03/15/2030	59	59,504

		695,144

		22,712,443

Utility – 2.4%
Electric – 2.3%
Ameren Illinois Co. 5.625%, 03/01/2055	60	61,084
Berkshire Hathaway Energy Co. 2.85%, 05/15/2051	189	117,887
3.80%, 07/15/2048	157	120,436
Connecticut Light & Power Co. (The) 4.95%, 01/15/2030	25	25,349
Constellation Energy Generation LLC 5.60%, 06/15/2042	53	51,869
5.75%, 03/15/2054	320	314,797
6.50%, 10/01/2053	291	313,442
Edison International 5.25%, 03/15/2032	25	23,692
MidAmerican Energy Co. 5.85%, 09/15/2054	53	55,370
NextEra Energy Capital Holdings, Inc. 4.85%, 02/04/2028	20	20,177
5.05%, 03/15/2030	20	20,212
5.30%, 03/15/2032	20	20,294
NSTAR Electric Co. 4.85%, 03/01/2030	60	60,253
Oncor Electric Delivery Co. LLC 4.65%, 11/01/2029	25	24,981
4.95%, 09/15/2052	330	299,775
5.55%, 06/15/2054	25	24,780
Pacific Gas & Electric Co. 5.55%, 05/15/2029	299	303,706
PacifiCorp 2.90%, 06/15/2052	158	96,195

	Principal Amount (000)	U.S. $ Value

Public Service Electric & Gas Co. 5.30%, 08/01/2054	$25	$24,247
5.45%, 03/01/2054	2	1,988
Series Q 5.50%, 03/01/2055	63	63,463
San Diego Gas & Electric Co. 5.35%, 04/01/2053	314	299,409
Sempra 3.80%, 02/01/2038	237	195,937
4.00%, 02/01/2048	403	302,806
Southern California Edison Co. 4.00%, 04/01/2047	180	137,282
4.65%, 10/01/2043	353	301,776
5.45%, 03/01/2035	25	24,851
5.75%, 04/15/2054	40	38,469
5.90%, 03/01/2055	25	24,795
Series C 4.125%, 03/01/2048	392	300,872
Virginia Electric & Power Co. 5.55%, 08/15/2054	26	25,635

		3,695,829

Natural Gas – 0.0%
Southern California Gas Co. 5.75%, 06/01/2053	35	35,129

Other Utility – 0.1%
American Water Capital Corp. 5.25%, 03/01/2035	60	60,686

		3,791,644

Total Corporates - Investment Grade (cost $52,281,900)		52,840,651

MORTGAGE PASS-THROUGHS – 6.6%
Agency Fixed Rate 30-Year – 6.5%
Federal Home Loan Mortgage Corp. Series 2022 3.00%, 03/01/2052	767	676,440
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035	56	58,119
Series 2007 5.50%, 07/01/2035	8	8,373
Series 2016 4.00%, 02/01/2046	431	416,896
Series 2017 4.00%, 07/01/2044	287	277,657
Series 2018 4.50%, 03/01/2048	113	110,569
4.50%, 11/01/2048	331	324,824
5.00%, 11/01/2048	146	146,727
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033	16	16,331
5.50%, 07/01/2033	35	36,409
Series 2004 5.50%, 04/01/2034	4	4,558
5.50%, 05/01/2034	11	10,963

	Principal Amount (000)	U.S. $ Value

5.50%, 11/01/2034	$16	$16,411
5.50%, 01/01/2035	154	159,219
Series 2005 5.50%, 02/01/2035	22	22,713
Series 2007 5.50%, 08/01/2037	106	109,319
Series 2012 3.50%, 02/01/2042	113	105,793
Series 2013 3.50%, 04/01/2043	637	595,932
Series 2018 4.50%, 09/01/2048	238	233,207
Series 2021 2.00%, 07/01/2051	1,778	1,428,613
2.00%, 12/01/2051	829	664,797
Series 2022 2.50%, 03/01/2052	1,221	1,032,631
Government National Mortgage Association Series 2023 5.50%, 04/20/2053	921	928,164
Series 2025 2.00%, 03/01/2055, TBA	298	244,730
2.50%, 03/01/2055, TBA	278	238,253
4.00%, 03/01/2055, TBA	149	140,454
4.50%, 03/01/2055, TBA	163	157,402
Uniform Mortgage-Backed Security Series 2025 1.50%, 03/01/2055, TBA	199	151,202
2.00%, 03/01/2055, TBA	904	722,988
2.50%, 03/01/2055, TBA	708	591,954
3.00%, 03/01/2055, TBA	336	292,858
3.50%, 03/01/2055, TBA	244	221,277
4.00%, 03/01/2055, TBA	256	240,040
5.50%, 03/01/2055, TBA	88	88,110

		10,473,933

Agency Fixed Rate 15-Year – 0.1%
Uniform Mortgage-Backed Security Series 2025 1.50%, 03/01/2040, TBA	94	82,511

Total Mortgage Pass-Throughs (cost $11,000,995)		10,556,444

CORPORATES - NON-INVESTMENT GRADE – 6.6%
Industrial – 5.9%
Basic – 0.5%
Cleveland-Cliffs, Inc. 6.75%, 04/15/2030(a)	119	119,076
7.00%, 03/15/2032(a)	17	17,074
LABL, Inc. 8.625%, 10/01/2031(a)	333	300,833
Magnera Corp. 7.25%, 11/15/2031(a)	281	282,332
Mineral Resources Ltd. 9.25%, 10/01/2028(a)	15	15,521

		734,836

	Principal Amount (000)	U.S. $ Value

Capital Goods – 0.3%
Brand Industrial Services, Inc. 10.375%, 08/01/2030(a)	$290	$295,220
Smyrna Ready Mix Concrete LLC 6.00%, 11/01/2028(a)	129	127,847

		423,067

Communications - Media – 0.5%
AMC Networks, Inc. 10.25%, 01/15/2029(a)	102	108,034
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/2032	21	18,495
4.50%, 06/01/2033(a)	69	59,637
4.75%, 03/01/2030(a)	134	124,903
Gray Media, Inc. 10.50%, 07/15/2029(a)	10	10,315
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)	326	292,024
TEGNA, Inc. 4.625%, 03/15/2028	127	121,774

		735,182

Communications - Telecommunications – 0.2%
Intelsat Jackson Holdings SA 6.50%, 03/15/2030(a)	323	302,002

Consumer Cyclical - Automotive – 0.3%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	134	127,530
5.30%, 09/13/2027(a)	9	9,009
Tenneco, Inc. 8.00%, 11/17/2028(a)	305	303,091

		439,630

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 5.75%, 03/01/2027(a)	126	126,315

Consumer Cyclical - Other – 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)	293	288,980

Consumer Cyclical - Retailers – 0.6%
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(a)	200	149,940
Nordstrom, Inc. 5.00%, 01/15/2044	394	300,496
Staples, Inc. 10.75%, 09/01/2029(a)	293	279,815
Walgreens Boots Alliance, Inc. 8.125%, 08/15/2029	268	270,104

		1,000,355

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)	$122	$120,170
Bausch Health Cos., Inc. 6.125%, 02/01/2027(a)	326	314,339
11.00%, 09/30/2028(a)	276	279,351
CHS/Community Health Systems, Inc. 5.25%, 05/15/2030(a)	347	293,895
10.875%, 01/15/2032(a)	276	282,566
HLF Financing SARL LLC/Herbalife International, Inc. 12.25%, 04/15/2029(a)	276	298,105
Kronos Acquisition Holdings, Inc. 8.25%, 06/30/2031(a)	212	199,780
LifePoint Health, Inc. 9.875%, 08/15/2030(a)	252	270,998
Prime Healthcare Services, Inc. 9.375%, 09/01/2029(a)	302	286,130
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)	288	294,921
Viking Baked Goods Acquisition Corp. 8.625%, 11/01/2031(a)	300	292,671

		2,932,926

Energy – 0.2%
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)	120	125,848
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%, 02/15/2035(a)	125	122,921
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028	119	114,711

		363,480

Other Industrial – 0.0%
AECOM 5.125%, 03/15/2027	13	12,978

Services – 0.3%
Match Group Holdings II LLC 3.625%, 10/01/2031(a)	362	312,808
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)	133	126,342
5.75%, 04/15/2026(a)	46	46,212

		485,362

	Principal Amount (000)	U.S. $ Value

Technology – 0.5%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 06/15/2029(a)	$304	$287,353
Central Parent, Inc./CDK Global, Inc. 7.25%, 06/15/2029(a)	310	287,568
Xerox Holdings Corp. 5.50%, 08/15/2028(a)	344	278,912

		853,833

Transportation - Airlines – 0.2%
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)	266	281,651

Transportation - Services – 0.2%
Hertz Corp. (The) 12.625%, 07/15/2029(a)	275	289,781
Rand Parent LLC 8.50%, 02/15/2030(a)	73	74,946

		364,727

		9,345,324

Utility – 0.4%
Electric – 0.4%
NRG Energy, Inc. 3.625%, 02/15/2031(a)	144	128,550
PG&E Corp. 5.00%, 07/01/2028	280	272,731
5.25%, 07/01/2030	315	302,574

		703,855

Financial Institutions – 0.3%
Banking – 0.1%
Synchrony Financial 7.25%, 02/02/2033	118	124,973

REITs – 0.2%
Howard Hughes Corp. (The) 4.125%, 02/01/2029(a)	345	316,944

		441,917

Total Corporates - Non-Investment Grade (cost $10,438,410)		10,491,096

ASSET-BACKED SECURITIES – 6.0%
Autos - Fixed Rate – 3.6%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(a)	58	57,796
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	77	77,118

	Principal Amount (000)	U.S. $ Value

Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)	$475	$482,161
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028	40	38,803
Series 2021-N4, Class D 2.30%, 09/11/2028	63	61,156
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)	223	220,106
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(a)	284	286,259
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)	12	12,136
Series 2023-1A, Class A2 6.57%, 06/15/2028(a)	87	87,840
Flagship Credit Auto Trust Series 2019-3, Class E 3.84%, 12/15/2026(a)	671	670,346
Series 2020-1, Class E 3.52%, 06/15/2027(a)	1,000	994,648
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)	542	525,183
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)	300	298,410
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	288	293,380
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	128	130,027
Lobel Automobile Receivables Trust Series 2023-2, Class A 7.59%, 04/16/2029(a)	106	106,725
Octane Receivables Trust Series 2021-2A, Class C 2.53%, 05/21/2029(a)	541	528,256
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)	123	124,098
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(a)	26	25,727
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028	228	229,954
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)	141	141,988

	Principal Amount (000)	U.S. $ Value

Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)	$88	$88,164
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(a)	14	14,149
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	189	191,894

		5,686,324

Other ABS - Fixed Rate – 2.3%
ACHV ABS Trust Series 2023-4CP, Class B 7.24%, 11/25/2030(a)	16	15,641
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(a)	3	3,065
Atalaya Equipment Leasing Trust 21-1 Series 2021-1A, Class C 2.69%, 06/15/2028(a)	600	590,311
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(a)	169	154,834
Dext ABS LLC Series 2021-1, Class C 2.29%, 09/15/2028(a)	519	511,528
Series 2021-1, Class D 2.81%, 03/15/2029(a)	260	253,052
Series 2023-1, Class A2 5.99%, 03/15/2032(a)	230	231,967
Diamond Issuer LLC Series 2021-1A, Class B 2.701%, 11/20/2051(a)	566	521,662
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	205	188,684
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)	206	215,916
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(a)	298	281,157
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)	220	192,723
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(a)	160	161,793
Series 2024-2, Class A 6.319%, 08/15/2031(a)	96	96,704
Series 2024-3, Class A 6.258%, 10/15/2031(a)	160	161,534
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(a)	122	122,044

		3,702,615

	Principal Amount (000)	U.S. $ Value

Credit Cards - Fixed Rate – 0.1%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)	$251	$254,000

Total Asset-Backed Securities (cost $9,782,075)		9,642,939

COLLATERALIZED LOAN OBLIGATIONS – 1.7%
CLO - Floating Rate – 1.7%
AGL CLO 12 Ltd. Series 2021-12A, Class A1 5.715% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(a) (c)	300	300,150
Bain Capital Credit CLO Series 2019-1A, Class AR2 5.523% (CME Term SOFR 3 Month + 1.23%), 04/19/2034(a) (c)	300	300,450
Series 2019-2A, Class AR2 5.433% (CME Term SOFR 3 Month + 1.13%), 10/17/2032(a) (c)	277	278,020
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 5.694% (CME Term SOFR 3 Month + 1.39%), 07/17/2035(a) (c)	300	301,120
Pikes Peak CLO 8 Series 2021-8A, Class A1R 5.623% (CME Term SOFR 3 Month + 1.33%), 01/20/2038(a) (c)	300	301,640
Rad CLO 5 Ltd. Series 2019-5A, Class AR 5.678% (CME Term SOFR 3 Month + 1.38%), 07/24/2032(a) (c)	181	181,972
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 5.715% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(a) (c)	504	504,262
Signal Peak CLO 14 Ltd. Series 2024-14A, Class A 5.59% (CME Term SOFR 3 Month + 1.30%), 01/22/2038(a) (c)	300	300,557
Voya CLO Ltd. Series 2018-3A, Class A1R2 5.502% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(a) (c)	203	203,103

Total Collateralized Loan Obligations (cost $2,668,793)		2,671,274

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.3%
Non-Agency Fixed Rate CMBS – 1.2%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)	$960	$957,922
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(d)	232	228,230
Series 2021-1, Class A2 2.435%, 08/15/2026(d)	719	708,441
Series 2021-1, Class AS 2.638%, 08/15/2026(d)	25	24,333
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039	77	25,509

		1,944,435

Non-Agency Floating Rate CMBS – 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.352% (CME Term SOFR + 2.00%), 01/25/2051(a) (c)	54	53,882
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(d)	127	126,742

		180,624

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.117%, 07/16/2046(e)	139	1

Total Commercial Mortgage-Backed Securities (cost $2,204,549)		2,125,060

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.2%
Risk Share Floating Rate – 1.2%
Bellemeade Re Ltd. Series 2023-1, Class M1A 6.552% (CME Term SOFR + 2.20%), 10/25/2033(a) (c)	254	255,764
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M1 5.552% (CME Term SOFR + 1.20%), 01/25/2042(a) (c)	136	135,852
Series 2023-R02, Class 1M1 6.652% (CME Term SOFR + 2.30%), 01/25/2043(a) (c)	164	167,990
Series 2024-R02, Class 1M1 5.452% (CME Term SOFR + 1.10%), 02/25/2044(a) (c)	116	115,938
Series 2024-R04, Class 1M1 5.452% (CME Term SOFR + 1.10%), 05/25/2044(a) (c)	187	186,908

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.266% (CME Term SOFR + 4.91%), 05/25/2028(c)	$93	$95,192
Series 2024-DNA1, Class M1 5.702% (CME Term SOFR + 1.35%), 02/25/2044(a) (c)	252	253,196
Series 2024-HQA1, Class M1 5.602% (CME Term SOFR + 1.25%), 03/25/2044(a) (c)	263	263,522
Federal National Mortgage Association Connecticut Avenue Securities Series 2017-C04, Class 2M2 7.316% (CME Term SOFR + 2.96%), 11/25/2029(c)	144	147,410
Home RE Ltd. Series 2023-1, Class M1A 6.502% (CME Term SOFR + 2.15%), 10/25/2033(a) (c)	103	103,419
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.716% (CME Term SOFR + 5.36%), 11/25/2025(a) (c)	95	98,812
Series 2015-WF1, Class 2M2 9.966% (CME Term SOFR + 5.61%), 11/25/2025(a) (c)	22	22,652

Total Collateralized Mortgage Obligations (cost $1,832,618)		1,846,655

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(d) (f) (g) (h) (i) (cost $363,375)	655	65

	Shares

SHORT-TERM INVESTMENTS – 4.3%
Investment Companies – 4.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(j) (k) (l) (cost $6,895,933)	6,895,933	6,895,933

Total Investments – 101.3% (cost $161,351,438)(m)		161,708,674
Other assets less liabilities – (1.3)%		(2,026,960)

Net Assets – 100.0%		$159,681,714

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	29	June 2025	$3,313,250	$46,422
U.S. Long Bond (CBT) Futures	34	June 2025	4,015,187	29,750
U.S. T-Note 10 Yr (CBT) Futures	25	June 2025	2,777,344	34,805
U.S. T-Note 5 Yr (CBT) Futures	38	June 2025	4,101,625	51,961
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	3	June 2025	620,906	(3,399)
U.S. Ultra Bond (CBT) Futures	36	June 2025	4,468,500	(79,625)

				$79,914

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $31,335,796 or 19.6% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.68% of net assets as of February 28, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	04/01/2021-08/03/2023	$222,785	$228,230	0.14%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	726,044	708,441	0.44%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	25,206	24,333	0.02%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	134,232	126,742	0.08%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	01/27/2014	363,375	65	0.00%

(e)	IO - Interest Only.
(f)	Defaulted matured security.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Non-income producing security.
(i)	Fair valued by the Adviser.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,879,305 and gross unrealized depreciation of investments was $(1,442,155), resulting in net unrealized appreciation of $437,150.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

REIT – Real Estate Investment Trust

TBA – To Be Announced

AB Active ETFs, Inc.

AB Core Plus Bond ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$64,638,557	$—	$64,638,557
Corporates - Investment Grade	—	52,840,651	—	52,840,651
Mortgage Pass-Throughs	—	10,556,444	—	10,556,444
Corporates - Non-Investment Grade	—	10,491,096	—	10,491,096
Asset-Backed Securities	—	9,642,939	—	9,642,939
Collateralized Loan Obligations	—	2,671,274	—	2,671,274
Commercial Mortgage-Backed Securities	—	2,125,060	—	2,125,060
Collateralized Mortgage Obligations	—	1,846,655	—	1,846,655
Emerging Markets - Corporate Bonds	—	—	65	65
Short-Term Investments	6,895,933	—	—	6,895,933

Total Investments in Securities	6,895,933	154,812,676	65	161,708,674
Other Financial Instruments(a):
Assets:
Futures	162,938	—	—	162,938
Liabilities:
Futures	(83,024)	—	—	(83,024)

Total	$6,975,847	$154,812,676	$65	$161,788,588

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,234	$11,622	$8,960	$6,896	$50